7 Trade receivables (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivable	R$ 342,924	R$ 150,003
1 To 30 Days [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivable	44,365	15,042
More Than 180 Days [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivable	44,764	16,102
31 To 90 Days [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivable	57,198	27,221
91 To 180 Days [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivable	51,521	20,543
Neither Past Due Nor Impaired [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivable	R$ 145,076	R$ 71,095